Cash and Bank Balances - Schedule of Currency Profiles of the Group’s Cash and Bank Balances (Details)	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)
Schedule of Currency Profiles of the Group’s Cash and Bank Balances [Line Items]
Cash and bank balances	$ 6,859,938	$ 881,366	$ 42,222,014
Hong Kong Dollar [Member]
Schedule of Currency Profiles of the Group’s Cash and Bank Balances [Line Items]
Cash and bank balances	3,247,025	417,178	1,442,164
United States Dollar [Member]
Schedule of Currency Profiles of the Group’s Cash and Bank Balances [Line Items]
Cash and bank balances	$ 3,612,913	$ 464,188	$ 40,779,850